Consolidated Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares
Balance at beginning of the year	53,756,687	52,031,435	51,934,360
Issued upon exercise of warrants	278,760	420,000
Issued upon exercise of stock options	47,250	18,900	54,518
Issued through private placement, net of issue costs [note 7]	2,886,024	1,487,827
Value attributed to derivative instruments related to warrants issued in private placement financings [note 8 and 12]	(409,143)
Value attributed to warrants issued in private placement financing [note 7]		(329,386)
Transfer from contributed capital upon exercise of stock options and warrants	64,108	127,911	42,557
Balance at end of the year	56,623,686	53,756,687	52,031,435
Preferred Shares
Balance at beginning and end of the year	3,489,000	3,489,000	3,489,000
Contributed Capital
Balance at beginning of the year	5,205,301	4,659,026	3,939,953
Recognition of stock based compensation expense	265,000	344,800	761,630
Contributed capital transferred to common shares pursuant to exercise of options and warrants	(64,108)	(127,911)	(42,557)
Value attributed to warrants issued in private placement financing		329,386
Balance at end of the year	5,406,193	5,205,301	4,659,026
Deficit
Balance at beginning of the year	(63,077,960)	(59,493,359)	(55,040,931)
Net income (loss) and comprehensive income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Balance at end of the year	(61,015,232)	(63,077,960)	(59,493,359)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	5,214,582	83,963	1,397,037